SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of segment activity

	For the three months ended June 30, 2016			For the six months ended June 30, 2016
	Products	Services	Total	Products	Services	Total
Revenues	$336,042	$123,128	$459,170	$683,821	$199,764	$883,585
Amortization	$—	$61,582	$61,582	$—	$124,425	$124,425
Depreciation	$2,176	$1,169	$3,345	$4,888	$1,791	$6,679
Loss from operations	$(267,198)	$(242,957)	$(510,155)	$(680,802)	$(462,187)	$(1,142,989)
Segment Assets	$1,203,841	$829,518	$2,033,359	$1,203,841	$829,518	$2,033,359

	For the three months ended			For the six months ended
	June 30, 2015			June 30, 2015
	Products	Services	Total	Products	Services	Total
Revenues	$323,848	$48,099	$371,947	$585,572	$96,458	$682,030
Amortization	$—	$45,801	$45,801	$—	$86,136	$86,136
Depreciation	$2,979	$442	$3,421	$5,795	$962	$6,757
Loss from operations	$(286,424)	$(100,911)	$(387,335)	$(522,400)	$(198,704)	$(721,104)
Segment Assets	$1,381,335	$828,209	$2,209,544	$1,381,335	$828,209	$2,209,544

	Three Months Ended		Six Months Ended
	(unaudited)		(unaudited)
	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015
Revenue:
Direct Product Sales	$29,236	$24,607	$60,176	$40,757
Distributor Product Sales	$306,806	$299,241	$623,645	$544,815
Services	$123,128	$48,099	$199,764	$96,458
Total Revenue	$459,170	$371,947	$883,585	$682,030

The following information represents segment activity for the year ended December 31, 2015:

	For the year ended December 31, 2015
	Products	Services	Total
Revenues	$1,408,481	$283,598	$1,692,079
Website Amortization	$—	$181,905	$181,905
Depreciation	$11,860	$2,388	$14,248
Impairment	$—	$70,531	$70,531
Loss from operations	$(1,181,233)	$(491,861)	$(1,673,094)
Segment Assets	$1,582,563	$737,028	$2,319,591

The following information represents segment activity for the year ended December 31, 2014:

	For the year ended December 31, 2014
	Products	Services	Total
Revenues	$1,050,394	$118,792	$1,169,186
Website Amortization	$—	$147,006	$147,006
Depreciation	$10,183	$1,152	$11,335
Impairment	$—	$24,716	$24,716
Loss from operations	$(1,102,922)	$(407,505)	$(1,510,427)
Segment Assets	$1,483,022	$467,946	$1,950,968